Intangible and tangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible and tangible assets
Schedule of intangible assets

As of December 31, 2021		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,728	(899)	8,829
Proved mineral interests	17,382	(9,730)	7,652
Unproved mineral interests	16,637	(2,831)	13,806
Other intangible assets	7,185	(4,988)	2,197
TOTAL INTANGIBLE ASSETS	50,932	(18,448)	32,484

As of December 31, 2020		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,738	(931)	8,807
Proved mineral interests	16,559	(9,595)	6,964
Unproved mineral interests	20,300	(4,790)	15,510
Other intangible assets	7,212	(4,965)	2,247
TOTAL INTANGIBLE ASSETS	53,809	(20,281)	33,528

As of December 31, 2019		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,357	(1,011)	8,346
Proved mineral interests	15,966	(8,741)	7,225
Unproved mineral interests	20,138	(4,558)	15,580
Other intangible assets	5,743	(3,716)	2,027
TOTAL INTANGIBLE ASSETS	51,204	(18,026)	33,178

Schedule of change in net intangible assets

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2021	33,528	696	(271)	(1,322)	(394)	247	32,484
2020	33,178	784	(277)	(1,430)	305	968	33,528
2019	28,922	1,087	(118)	(1,359)	(95)	4,741	33,178

Summary of changes in carrying amount of goodwill by business segment

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2021	Increases	Impairments	Other	December 31, 2021
Integrated Gas, Renewables & Power	5,247	215	–	(219)	5,243
Exploration & Production	2,638	–	–	(26)	2,612
Refining & Chemicals	534	–	–	(15)	519
Marketing & Services	357	45	–	24	426
Corporate	31	-	–	(2)	29
TOTAL	8,807	260	–	(238)	8,829

Schedule of property, plant and equipment, including analysis of changes

As of December 31, 2021		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	212,264	(149,221)	63,043
Unproved properties	1,635	(268)	1,367
Work in progress	18,463	(831)	17,632
Subtotal	232,362	(150,320)	82,042
Other property, plant and equipment
Land	3,145	(973)	2,172
Machinery, plant and equipment (including transportation equipment)	38,285	(26,425)	11,860
Buildings	10,558	(6,646)	3,912
Work in progress	3,625	(8)	3,617
Other	10,434	(7,478)	2,956
Subtotal	66,047	(41,530)	24,517
TOTAL PROPERTY, PLANT AND EQUIPMENT	298,409	(191,850)	106,559

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	215,892	(147,914)	67,978
Unproved properties	2,978	(268)	2,710
Work in progress	13,873	(861)	13,012
Subtotal	232,743	(149,043)	83,700
Other property, plant and equipment
Land	2,999	(905)	2,094
Machinery, plant and equipment (including transportation equipment)	39,506	(27,381)	12,125
Buildings	11,184	(6,858)	4,326
Work in progress	3,063	(1)	3,062
Other	10,983	(7,955)	3,028
Subtotal	67,735	(43,100)	24,635
TOTAL PROPERTY, PLANT AND EQUIPMENT	300,478	(192,143)	108,335

As of December 31, 2019		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	210,071	(130,134)	79,937
Unproved properties	2,160	(288)	1,872
Work in progress	12,056	(569)	11,487
Subtotal	224,287	(130,991)	93,296
Other property, plant and equipment
Land	2,826	(792)	2,034
Machinery, plant and equipment (including transportation equipment)	36,747	(25,548)	11,199
Buildings	10,519	(6,032)	4,487
Work in progress	2,501	(2)	2,499
Other	10,137	(7,244)	2,893
Subtotal	62,730	(39,618)	23,112
TOTAL PROPERTY, PLANT AND EQUIPMENT	287,017	(170,609)	116,408

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2021	108,335	11,647	(705)	(13,133)	(1,739)	2,154	106,559
2020	116,408	9,980	(611)	(21,544)	1,706	2,396	108,335
2019	113,324	11,426	(1,052)	(15,097)	(270)	8,077	116,408

Schedule of facilities and equipment under leases

As of December 31, 2021		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	3,228	(1,683)	1,545
Other property, plant and equipment
Land	1,441	(324)	1,117
Machinery, plant and equipment (including transportation equipment)	4,910	(1,819)	3,091
Buildings	1,853	(561)	1,292
Other	712	(404)	308
Subtotal	8,916	(3,108)	5,808
TOTAL PROPERTY, PLANT AND EQUIPMENT	12,144	(4,791)	7,353

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	2,758	(1,297)	1,461
Other property, plant and equipment
Land	1,187	(222)	965
Machinery, plant and equipment (including transportation equipment)	4,606	(1,631)	2,975
Buildings	1,778	(385)	1,393
Other	682	(286)	396
Subtotal	8,253	(2,524)	5,729
TOTAL PROPERTY, PLANT AND EQUIPMENT	11,011	(3,821)	7,190

As of December 31, 2019		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	2,482	(517)	1,965
Other property, plant and equipment
Land	1,031	(104)	927
Machinery, plant and equipment (including transportation equipment)	3,527	(999)	2,528
Buildings	1,545	(201)	1,344
Other	483	(134)	349
Subtotal	6,586	(1,438)	5,148
TOTAL PROPERTY, PLANT AND EQUIPMENT	9,068	(1,955)	7,113